UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Report to Stockholders.

(a)	The Report to Shareholders is attached herewith.

State Street Institutional Small-Cap Equity Fund

Investment: SIVIX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$36	0.75%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$655,904,721
  Number of Portfolio Holdings337
  Portfolio Turnover Rate22%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Regional Banks	9.6%
Industrial Machinery & Supplies & Components	7.5%
Application Software	4.9%
Healthcare Equipment	4.1%
Specialty Chemicals	3.3%
Property & Casualty Insurance	2.8%
Life Sciences Tools & Services	2.8%
Building Products	2.5%
Biotechnology	2.3%
Systems Software	2.1%

Top Ten Holdings

Holdings	%
Enerpac Tool Group Corp.	1.5%
Brink's Co.	1.3%
Belden, Inc.	1.3%
Darling Ingredients, Inc.	1.1%
RB Global, Inc.	1.1%
Louisiana-Pacific Corp.	1.1%
Boot Barn Holdings, Inc.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Repligen Corp.	1.0%
AGCO Corp.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR SAR SIVIX

State Street Institutional Small-Cap Equity Fund

Service: SSQSX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$48	1.00%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$655,904,721
  Number of Portfolio Holdings337
  Portfolio Turnover Rate22%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Regional Banks	9.6%
Industrial Machinery & Supplies & Components	7.5%
Application Software	4.9%
Healthcare Equipment	4.1%
Specialty Chemicals	3.3%
Property & Casualty Insurance	2.8%
Life Sciences Tools & Services	2.8%
Building Products	2.5%
Biotechnology	2.3%
Systems Software	2.1%

Top Ten Holdings

Holdings	%
Enerpac Tool Group Corp.	1.5%
Brink's Co.	1.3%
Belden, Inc.	1.3%
Darling Ingredients, Inc.	1.1%
RB Global, Inc.	1.1%
Louisiana-Pacific Corp.	1.1%
Boot Barn Holdings, Inc.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Repligen Corp.	1.0%
AGCO Corp.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR SAR SSQSX

State Street Institutional U.S. Equity Fund

Investment: SUSIX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$19	0.38%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$284,221,811
  Number of Portfolio Holdings95
  Portfolio Turnover Rate23%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors	10.3%
Interactive Media & Services	7.8%
Systems Software	7.6%
Technology Hardware, Storage & Peripherals	6.1%
Pharmaceuticals	5.0%
Broadline Retail	4.4%
Diversified Banks	3.8%
Transaction & Payment Processing Services	3.4%
Application Software	2.5%
Life Sciences Tools & Services	2.3%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.8%
Meta Platforms, Inc., Class A	3.5%
JPMorgan Chase & Co.	2.2%
Broadcom, Inc.	2.1%
Visa, Inc., Class A	2.0%
Johnson & Johnson	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR SAR SUSIX

State Street Institutional U.S. Equity Fund

Service: SUSSX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$31	0.63%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$284,221,811
  Number of Portfolio Holdings95
  Portfolio Turnover Rate23%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors	10.3%
Interactive Media & Services	7.8%
Systems Software	7.6%
Technology Hardware, Storage & Peripherals	6.1%
Pharmaceuticals	5.0%
Broadline Retail	4.4%
Diversified Banks	3.8%
Transaction & Payment Processing Services	3.4%
Application Software	2.5%
Life Sciences Tools & Services	2.3%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.8%
Meta Platforms, Inc., Class A	3.5%
JPMorgan Chase & Co.	2.2%
Broadcom, Inc.	2.1%
Visa, Inc., Class A	2.0%
Johnson & Johnson	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR SAR SUSSX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Semi-Annual Financial Statements and Other Information
March 31, 2025
State Street Institutional Funds
State Street Institutional U.S. Equity Fund
State Street Institutional Small-Cap Equity Fund

State Street Institutional Funds
Semi-Annual Financial Statements and Other Information
March 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement  Regarding Basis for Approval of Investment Advisory Contract (N-CSRItem 11) - Not Applicable
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

[This page intentionally left blank]

State Street Institutional U.S. Equity Fund
Schedule of Investments — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.0% †
Aerospace & Defense - 0.6%
RTX Corp.	13,027	$1,725,556
Apparel Retail - 0.2%
Ross Stores, Inc.	4,917	628,343
Application Software - 2.5%
Adobe, Inc. (a)	6,168	2,365,613
Intuit, Inc.	1,341	823,360
Salesforce, Inc.	5,919	1,588,423
Synopsys, Inc. (a)	5,301	2,273,334
		7,050,730
Automobile Manufacturers - 1.0%
General Motors Co.	31,443	1,478,764
Tesla, Inc. (a)	5,384	1,395,318
		2,874,082
Automotive Retail - 0.7%
O'Reilly Automotive, Inc. (a)	1,348	1,931,118
Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc. (a)	6,726	475,461
Vertex Pharmaceuticals, Inc. (a)	4,477	2,170,539
		2,646,000
Broadline Retail - 4.4%
Amazon.com, Inc. (a)	65,622	12,485,242
Building Products - 0.5%
Trane Technologies PLC	4,650	1,566,678
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	4,007	1,915,867
Consumer Staples Merchandise Retail - 1.2%
Costco Wholesale Corp.	1,028	972,262
Walmart, Inc.	29,234	2,566,453
		3,538,715
Data Processing & Outsourced Services - 1.0%
Broadridge Financial Solutions, Inc.	11,522	2,793,624
Diversified Banks - 3.8%
Bank of America Corp.	108,022	4,507,758
	Number of Shares	Fair Value
JPMorgan Chase & Co.	25,619	$6,284,341
		10,792,099
Electric Utilities - 1.2%
NextEra Energy, Inc.	46,929	3,326,797
Electrical Components & Equipment - 1.6%
Eaton Corp. PLC	5,728	1,557,042
Emerson Electric Co.	28,650	3,141,186
		4,698,228
Electronic Components - 0.3%
Amphenol Corp., Class A	11,133	730,213
Environmental & Facilities Services - 1.8%
Tetra Tech, Inc.	46,531	1,361,032
Waste Management, Inc.	16,405	3,797,921
		5,158,953
Financial Exchanges & Data - 2.3%
CME Group, Inc.	5,314	1,409,751
Intercontinental Exchange, Inc.	8,327	1,436,407
S&P Global, Inc. (b)	7,128	3,621,737
		6,467,895
Healthcare Equipment - 2.2%
Abbott Laboratories	11,072	1,468,701
Becton Dickinson & Co.	14,779	3,385,278
IDEXX Laboratories, Inc. (a)	3,027	1,271,188
		6,125,167
Home Improvement Retail - 2.0%
Home Depot, Inc.	14,309	5,244,105
Lowe's Cos., Inc.	2,351	548,324
		5,792,429
Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	3,263	383,207
Industrial Gases - 1.4%
Linde PLC	8,823	4,108,342
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	5,895	3,583,276
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	3,841	937,319

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Integrated Oil & Gas - 1.7%
Chevron Corp.	11,121	$1,860,432
Exxon Mobil Corp.	24,174	2,875,014
		4,735,446
Interactive Media & Services - 7.8%
Alphabet, Inc., Class A	68,982	10,667,376
Alphabet, Inc., Class C	9,495	1,483,404
Meta Platforms, Inc., Class A	17,349	9,999,270
		22,150,050
Investment Banking & Brokerage - 0.7%
Goldman Sachs Group, Inc.	3,691	2,016,356
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	2,844	887,442
Life Sciences Tools & Services - 2.3%
Danaher Corp.	6,279	1,287,195
IQVIA Holdings, Inc. (a)	12,989	2,289,961
Thermo Fisher Scientific, Inc.	6,255	3,112,488
		6,689,644
Managed Healthcare - 1.3%
Elevance Health, Inc.	2,317	1,007,802
UnitedHealth Group, Inc.	4,988	2,612,465
		3,620,267
Movies & Entertainment - 1.0%
Netflix, Inc. (a)	1,670	1,557,325
Walt Disney Co.	12,701	1,253,589
		2,810,914
Multi-Line Insurance - 0.2%
American International Group, Inc.	6,877	597,886
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc., Class B (a)	7,987	4,253,716
Multi-Utilities - 0.7%
CMS Energy Corp.	10,363	778,365
Sempra	18,826	1,343,423
		2,121,788
Oil & Gas Equipment & Services - 0.3%
Schlumberger NV	17,904	748,387
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 1.1%
ConocoPhillips	29,401	$3,087,693
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	6,741	457,377
Passenger Ground Transportation - 1.2%
Uber Technologies, Inc. (a)	47,273	3,444,311
Personal Care Products - 1.1%
Kenvue, Inc.	131,526	3,153,994
Pharmaceuticals - 5.0%
AstraZeneca PLC ADR	19,214	1,412,229
Eli Lilly & Co.	4,408	3,640,611
Johnson & Johnson	31,725	5,261,274
Merck & Co., Inc.	44,773	4,018,825
		14,332,939
Property & Casualty Insurance - 1.5%
Chubb Ltd.	9,573	2,890,950
Progressive Corp.	5,004	1,416,182
		4,307,132
Rail Transportation - 0.6%
Union Pacific Corp.	6,752	1,595,092
Real Estate Services - 0.6%
CBRE Group, Inc., Class A (a)	12,136	1,587,146
Regional Banks - 0.3%
Regions Financial Corp.	36,025	782,823
Restaurants - 0.6%
McDonald's Corp.	5,142	1,606,207
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	17,358	2,518,993
ASML Holding NV NY Reg Shrs	804	532,755
		3,051,748
Semiconductors - 10.3%
Advanced Micro Devices, Inc. (a)	10,700	1,099,318
Broadcom, Inc.	35,608	5,961,847
NVIDIA Corp.	174,042	18,862,672
ON Semiconductor Corp. (a)	40,669	1,654,822

See Notes to Schedules of Investments and Notes to Financial Statements.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Texas Instruments, Inc.	9,155	$1,645,154
		29,223,813
Soft Drinks & Non-alcoholic Beverages - 1.0%
Monster Beverage Corp. (a)	20,617	1,206,507
PepsiCo, Inc.	10,681	1,601,509
		2,808,016
Specialty Chemicals - 0.4%
Ecolab, Inc.	2,614	662,702
International Flavors & Fragrances, Inc.	5,307	411,876
		1,074,578
Systems Software - 7.6%
Microsoft Corp.	49,952	18,751,481
Oracle Corp.	10,055	1,405,790
ServiceNow, Inc. (a)	1,943	1,546,900
		21,704,171
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	77,862	17,295,486
Telecom Tower REITs - 1.3%
American Tower Corp.	16,837	3,663,731
Tobacco - 1.0%
Philip Morris International, Inc. (b)	17,202	2,730,473
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	5,324	3,336,551
	Number of Shares	Fair Value
WW Grainger, Inc.	1,035	$1,022,404
		4,358,955
Transaction & Payment Processing Services - 3.4%
Fidelity National Information Services, Inc.	11,331	846,199
Mastercard, Inc., Class A	5,555	3,044,807
Visa, Inc., Class A	16,366	5,735,628
		9,626,634
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	3,431	915,082
Total Common Stock (Cost $185,925,651)		272,699,177
Short-Term Investments - 3.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (c)(d) (Cost $11,122,235)	11,122,235	11,122,235
Total Investments (Cost $197,047,886)		283,821,412
Other Assets and Liabilities, net - 0.1%		400,399
NET ASSETS - 100.0%		$284,221,811

Other Information:
The Fund had the following long futures contracts open at March 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2025	21	$5,974,296	$5,935,912	$(38,384)
During the period ended March 31, 2025, the average notional value related to long futures contracts was $7,993,252.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2025.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$272,699,177	$—	$—	$272,699,177
Short-Term Investments	11,122,235	—	—	11,122,235
Total Investments in Securities	$283,821,412	$—	$—	$283,821,412
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(38,384)	$—	$—	$(38,384)
Total Other Financial Instruments	$(38,384)	$—	$—	$(38,384)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	13,071,560	$13,071,560	$38,889,211	$40,838,536	$—	$—	11,122,235	$11,122,235	$254,446
See Notes to Schedules of Investments and Notes to Financial Statements.
4	State Street Institutional U.S. Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.1% †
Aerospace & Defense - 0.8%
Hexcel Corp.	15,096	$826,657
Mercury Systems, Inc. (a)	18,985	818,063
Moog, Inc., Class A	3,403	589,910
Rocket Lab USA, Inc. (a)	23,560	421,253
Woodward, Inc.	14,555	2,656,142
		5,312,025
Agricultural & Farm Machinery - 1.2%
AGCO Corp.	68,809	6,369,649
Alamo Group, Inc.	7,141	1,272,598
		7,642,247
Agricultural Products & Services - 1.1%
Darling Ingredients, Inc. (a)	236,735	7,395,601
Apparel Retail - 1.6%
Abercrombie & Fitch Co., Class A (a)	6,870	524,662
Boot Barn Holdings, Inc. (a)	63,674	6,840,498
Buckle, Inc.	52,068	1,995,245
Revolve Group, Inc. (a)	49,059	1,054,278
		10,414,683
Apparel, Accessories & Luxury Goods - 0.6%
Oxford Industries, Inc.	62,243	3,651,797
Application Software - 4.9%
ACI Worldwide, Inc. (a)(b)	81,424	4,454,707
Alkami Technology, Inc. (a)	87,000	2,283,750
Blackbaud, Inc. (a)	55,136	3,421,189
BlackLine, Inc. (a)	45,450	2,200,689
Braze, Inc., Class A (a)	107,850	3,891,228
CCC Intelligent Solutions Holdings, Inc. (a)	310,990	2,808,240
Clearwater Analytics Holdings, Inc., Class A (a)	47,711	1,278,655
Confluent, Inc., Class A (a)	132,300	3,101,112
Dynatrace, Inc. (a)	22,864	1,078,038
Jamf Holding Corp. (a)	58,715	713,387
Nutanix, Inc., Class A (a)	53,400	3,727,854
Procore Technologies, Inc. (a)	17,770	1,173,175
Riot Platforms, Inc. (a)	23,850	169,812
Samsara, Inc., Class A (a)	6,277	240,597
Vertex, Inc., Class A (a)	54,102	1,894,111
		32,436,544
	Number of Shares	Fair Value
Asset Management & Custody Banks - 0.5%
DigitalBridge Group, Inc.	167,556	$1,477,844
Hamilton Lane, Inc., Class A	9,800	1,456,966
		2,934,810
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	26,813	2,032,693
Automotive Parts & Equipment - 1.6%
Dana, Inc.	65,233	869,556
Dorman Products, Inc. (a)	47,192	5,688,524
Modine Manufacturing Co. (a)	48,402	3,714,853
Patrick Industries, Inc.	5,619	475,143
		10,748,076
Automotive Retail - 1.4%
Group 1 Automotive, Inc.	6,753	2,579,308
Murphy USA, Inc.	10,915	5,127,976
Valvoline, Inc. (a)	40,400	1,406,324
		9,113,608
Biotechnology - 2.3%
89bio, Inc. (a)	57,439	417,582
ADMA Biologics, Inc. (a)	31,092	616,865
Ascendis Pharma AS ADR (a)	15,541	2,422,220
Bicycle Therapeutics PLC ADR (a)	29,173	247,679
Catalyst Pharmaceuticals, Inc. (a)	51,098	1,239,126
Cytokinetics, Inc. (a)	10,523	422,919
Emergent BioSolutions, Inc. (a)	120,602	586,126
Halozyme Therapeutics, Inc. (a)	19,290	1,230,895
Heron Therapeutics, Inc. (a)	557,342	1,226,152
Insmed, Inc. (a)	10,950	835,375
Krystal Biotech, Inc. (a)	1,986	358,076
Legend Biotech Corp. ADR (a)	8,150	276,530
Merus NV (a)	13,080	550,537
MoonLake Immunotherapeutics (a)	20,541	802,537
Revolution Medicines, Inc. (a)	7,030	248,581
Rhythm Pharmaceuticals, Inc. (a)	9,140	484,146
Rocket Pharmaceuticals, Inc. (a)	35,932	239,666
Soleno Therapeutics, Inc. (a)	9,850	703,783
Vaxcyte, Inc. (a)	15,273	576,708
Vericel Corp. (a)	20,700	923,634

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Xenon Pharmaceuticals, Inc. (a)	11,652	$390,925
		14,800,062
Brewers - 0.7%
Boston Beer Co., Inc., Class A (a)	18,252	4,359,308
Broadline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	15,900	1,850,124
Building Products - 2.5%
Armstrong World Industries, Inc.	38,766	5,461,354
AZZ, Inc.	15,338	1,282,410
CSW Industrials, Inc.	9,300	2,711,136
Gibraltar Industries, Inc. (a)	55,740	3,269,709
Simpson Manufacturing Co., Inc.	18,988	2,982,635
UFP Industries, Inc.	5,222	558,963
		16,266,207
Cargo Ground Transportation - 0.5%
Saia, Inc. (a)	8,935	3,122,157
Casinos & Gaming - 0.1%
Churchill Downs, Inc.	4,889	543,021
Genius Sports Ltd. (a)	34,510	345,445
		888,466
Coal & Consumable Fuels - 0.0%*
Uranium Energy Corp. (a)	39,820	190,340
Commercial & Residential Mortgage Finance - 0.3%
PennyMac Financial Services, Inc.	20,128	2,015,014
Commercial Printing - 0.2%
Brady Corp., Class A	22,600	1,596,464
Commodity Chemicals - 0.1%
Hawkins, Inc.	7,048	746,524
Communications Equipment - 0.3%
Extreme Networks, Inc. (a)	123,739	1,637,067
Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	5,291	1,705,448
Dycom Industries, Inc. (a)	29,971	4,565,782
Fluor Corp. (a)	17,337	621,011
	Number of Shares	Fair Value
IES Holdings, Inc. (a)	5,838	$963,912
Primoris Services Corp.	5,240	300,829
Valmont Industries, Inc.	2,816	803,602
WillScot Holdings Corp.	19,490	541,822
		9,502,406
Construction Machinery & Heavy Transportation Equipment - 0.4%
Astec Industries, Inc.	18,550	639,047
Manitowoc Co., Inc. (a)	60,371	518,587
Oshkosh Corp.	8,620	810,970
Wabash National Corp.	50,434	557,296
		2,525,900
Construction Materials - 0.1%
Eagle Materials, Inc.	3,893	863,973
Consumer Finance - 0.2%
PROG Holdings, Inc.	55,162	1,467,309
Data Processing & Outsourced Services - 1.0%
CSG Systems International, Inc.	47,085	2,847,230
Verra Mobility Corp. (a)	131,959	2,970,397
WNS Holdings Ltd. (a)	12,150	747,103
		6,564,730
Distributors - 0.5%
LKQ Corp.	82,021	3,489,173
Diversified Metals & Mining - 0.1%
Materion Corp.	4,601	375,442
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc.	22,916	383,156
American Assets Trust, Inc.	20,700	416,898
Essential Properties Realty Trust, Inc.	13,680	446,515
		1,246,569
Diversified Support Services - 1.8%
Healthcare Services Group, Inc. (a)	210,872	2,125,590
Matthews International Corp., Class A	69,662	1,549,283
RB Global, Inc.	73,182	7,340,155
Vestis Corp.	88,245	873,625
		11,888,653

See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Education Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	16,821	$2,136,940
Stride, Inc. (a)	21,108	2,670,162
		4,807,102
Electric Utilities - 1.0%
ALLETE, Inc.	5,335	350,510
IDACORP, Inc.	51,229	5,953,834
		6,304,344
Electrical Components & Equipment - 0.4%
Acuity, Inc.	2,468	649,948
Atkore, Inc.	10,327	619,517
NEXTracker, Inc., Class A (a)	17,786	749,502
Regal Rexnord Corp.	5,612	638,926
		2,657,893
Electronic Components - 1.8%
Belden, Inc.	84,073	8,428,318
Littelfuse, Inc.	15,995	3,146,857
		11,575,175
Electronic Equipment & Instruments - 1.3%
Advanced Energy Industries, Inc. (b)	31,844	3,035,052
Badger Meter, Inc.	1,270	241,617
Novanta, Inc. (a)	20,000	2,557,400
Vontier Corp.	84,276	2,768,467
		8,602,536
Electronic Manufacturing Services - 0.2%
Fabrinet (a)	2,649	523,204
Plexus Corp. (a)	5,268	674,989
		1,198,193
Environmental & Facilities Services - 0.2%
Casella Waste Systems, Inc., Class A (a)	13,168	1,468,364
Food Distributors - 0.8%
Chefs' Warehouse, Inc. (a)	17,719	964,977
Performance Food Group Co. (a)	51,412	4,042,525
		5,007,502
Food Retail - 0.2%
Maplebear, Inc. (a)	17,540	699,670
	Number of Shares	Fair Value
Sprouts Farmers Market, Inc. (a)	4,320	$659,405
		1,359,075
Footwear - 0.1%
Birkenstock Holding PLC (a)	18,880	865,648
Forest Products - 1.1%
Louisiana-Pacific Corp.	76,445	7,031,411
Gas Utilities - 0.1%
UGI Corp.	19,629	649,131
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	78,776	1,430,572
Healthcare Distributors - 0.6%
AdaptHealth Corp. (a)(b)	322,091	3,491,466
Owens & Minor, Inc. (a)	59,954	541,385
		4,032,851
Healthcare Equipment - 4.1%
AtriCure, Inc. (a)	71,200	2,296,912
CONMED Corp.	35,100	2,119,689
Envista Holdings Corp. (a)	118,858	2,051,489
Glaukos Corp. (a)	7,920	779,486
Globus Medical, Inc., Class A (a)	35,100	2,569,320
Inspire Medical Systems, Inc. (a)	14,400	2,293,632
Integer Holdings Corp. (a)	20,058	2,367,045
iRhythm Technologies, Inc. (a)	36,219	3,791,405
LeMaitre Vascular, Inc.	9,597	805,188
Omnicell, Inc. (a)	48,600	1,699,056
Penumbra, Inc. (a)	9,600	2,567,136
PROCEPT BioRobotics Corp. (a)	23,000	1,339,980
SI-BONE, Inc. (a)	86,100	1,207,983
Tandem Diabetes Care, Inc. (a)	46,200	885,192
		26,773,513
Healthcare Facilities - 1.3%
Acadia Healthcare Co., Inc. (a)(b)	56,726	1,719,932
U.S. Physical Therapy, Inc.	90,395	6,540,982
		8,260,914

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Healthcare Services - 0.5%
Addus HomeCare Corp. (a)	6,027	$596,010
Castle Biosciences, Inc. (a)	49,993	1,000,860
GeneDx Holdings Corp. (a)	3,210	284,294
Option Care Health, Inc. (a)	28,302	989,155
RadNet, Inc. (a)	4,527	225,082
		3,095,401
Healthcare Supplies - 0.5%
Lantheus Holdings, Inc. (a)	11,121	1,085,410
Neogen Corp. (a)	229,300	1,988,031
		3,073,441
Healthcare Technology - 0.6%
Definitive Healthcare Corp. (a)	239,846	693,155
Phreesia, Inc. (a)	100,300	2,563,668
Simulations Plus, Inc.	30,209	740,725
		3,997,548
Home Building - 0.6%
Green Brick Partners, Inc. (a)	16,757	977,101
Installed Building Products, Inc.	3,520	603,539
Taylor Morrison Home Corp. (a)	35,254	2,116,650
		3,697,290
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	301,736	2,380,697
Xenia Hotels & Resorts, Inc.	28,020	329,515
		2,710,212
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)	50,500	1,652,865
Human Resource & Employment Services - 0.3%
First Advantage Corp. (a)	145,823	2,054,646
Industrial Machinery & Supplies & Components - 7.5%
Albany International Corp., Class A	24,000	1,656,960
Chart Industries, Inc. (a)	3,977	574,120
Enerpac Tool Group Corp.	214,866	9,638,889
Enpro, Inc.	2,499	404,313
Esab Corp.	31,200	3,634,800
ESCO Technologies, Inc.	19,200	3,055,104
Gates Industrial Corp. PLC (a)	53,692	988,470
Hillenbrand, Inc.	41,067	991,357
	Number of Shares	Fair Value
ITT, Inc.	9,141	$1,180,652
JBT Marel Corp.	27,900	3,409,380
Kadant, Inc.	5,200	1,751,932
Mueller Industries, Inc.	75,050	5,714,307
Mueller Water Products, Inc., Class A	30,660	779,377
RBC Bearings, Inc. (a)	5,300	1,705,381
SPX Technologies, Inc. (a)	15,590	2,007,680
Standex International Corp.	19,700	3,179,383
Timken Co.	76,298	5,483,537
Watts Water Technologies, Inc., Class A	13,500	2,752,920
		48,908,562
Industrial REITs - 0.7%
EastGroup Properties, Inc.	24,357	4,290,486
Insurance Brokers - 0.7%
Baldwin Insurance Group, Inc. (a)	104,167	4,655,223
Internet Services & Infrastructure - 0.1%
Wix.com Ltd. (a)	5,220	852,844
Investment Banking & Brokerage - 1.4%
Houlihan Lokey, Inc.	4,150	670,225
Piper Sandler Cos.	2,897	717,471
PJT Partners, Inc., Class A	17,900	2,468,052
Raymond James Financial, Inc.	31,116	4,322,323
Stifel Financial Corp.	2,160	203,602
StoneX Group, Inc. (a)	13,447	1,027,082
		9,408,755
IT Consulting & Other Services - 0.2%
Kyndryl Holdings, Inc. (a)	19,840	622,976
Unisys Corp. (a)	152,723	700,999
		1,323,975
Leisure Facilities - 0.3%
Lucky Strike Entertainment Corp., Class A	94,227	919,655
Planet Fitness, Inc., Class A (a)	13,500	1,304,235
		2,223,890
Leisure Products - 0.3%
Acushnet Holdings Corp.	13,809	948,126
Johnson Outdoors, Inc., Class A	10,403	258,410

See Notes to Schedules of Investments and Notes to Financial Statements.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Polaris, Inc.	10,569	$432,695
YETI Holdings, Inc. (a)	16,122	533,638
		2,172,869
Life & Health Insurance - 0.1%
Primerica, Inc.	3,317	943,786
Life Sciences Tools & Services - 2.8%
Azenta, Inc. (a)	82,465	2,856,588
BioLife Solutions, Inc. (a)	91,601	2,092,167
Bio-Rad Laboratories, Inc., Class A (a)	1,820	443,279
Bio-Techne Corp.	9,930	582,196
Bruker Corp.	66,114	2,759,598
ICON PLC (a)	8,453	1,479,190
Mesa Laboratories, Inc.	8,638	1,024,985
Repligen Corp. (a)	50,546	6,431,473
Stevanato Group SpA	25,850	527,857
		18,197,333
Managed Healthcare - 0.1%
HealthEquity, Inc. (a)	8,090	714,913
Metal, Glass & Plastic Containers - 0.0%*
TriMas Corp.	11,890	278,583
Mortgage REITs - 0.0%*
Redwood Trust, Inc.	36,453	221,270
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	34,299	1,465,596
Multi-Utilities - 0.1%
Avista Corp.	20,681	865,913
Office REITs - 0.8%
COPT Defense Properties	17,829	486,197
Cousins Properties, Inc.	99,002	2,920,559
Easterly Government Properties, Inc.	151,113	1,601,798
		5,008,554
Office Services & Supplies - 0.8%
MSA Safety, Inc.	35,850	5,258,836
Oil & Gas Drilling - 0.0%*
Helmerich & Payne, Inc.	9,628	251,483
	Number of Shares	Fair Value
Oil & Gas Equipment & Services - 0.9%
Aris Water Solutions, Inc., Class A	53,504	$1,714,268
Atlas Energy Solutions, Inc.	52,820	942,309
Cactus, Inc., Class A	37,432	1,715,509
ChampionX Corp.	33,776	1,006,525
Oil States International, Inc. (a)	103,295	531,969
		5,910,580
Oil & Gas Exploration & Production - 1.7%
Civitas Resources, Inc.	14,301	498,962
Northern Oil & Gas, Inc.	154,041	4,656,659
Range Resources Corp.	27,246	1,087,933
SM Energy Co.	154,930	4,640,154
		10,883,708
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	18,512	608,675
Other Specialty Retail - 0.3%
Bath & Body Works, Inc.	42,300	1,282,536
Upbound Group, Inc.	32,574	780,473
		2,063,009
Packaged Foods & Meats - 1.7%
Calavo Growers, Inc.	9,424	226,082
Freshpet, Inc. (a)	23,200	1,929,544
J&J Snack Foods Corp.	11,588	1,526,371
Lancaster Colony Corp.	11,500	2,012,500
Simply Good Foods Co. (a)	100,000	3,449,000
Utz Brands, Inc.	134,100	1,888,128
		11,031,625
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	131,043	710,253
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	15,541	1,157,183
elf Beauty, Inc. (a)	33,300	2,090,907
		3,248,090
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (a)	12,505	837,210
Corcept Therapeutics, Inc. (a)	6,383	729,066
		1,566,276

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Property & Casualty Insurance - 2.8%
AMERISAFE, Inc.	54,547	$2,866,445
Hamilton Insurance Group Ltd., Class B (a)	17,150	355,519
Kemper Corp.	26,207	1,751,938
Palomar Holdings, Inc. (a)	28,910	3,962,983
RLI Corp.	59,502	4,779,796
Selective Insurance Group, Inc.	10,576	968,127
Skyward Specialty Insurance Group, Inc. (a)	53,060	2,807,935
Trupanion, Inc. (a)	23,147	862,689
		18,355,432
Publishing - 0.6%
John Wiley & Sons, Inc., Class A	91,722	4,087,132
Regional Banks - 9.6%
1st Source Corp. (b)	20,556	1,229,454
Axos Financial, Inc. (a)	10,082	650,491
Banc of California, Inc.	65,797	933,659
BancFirst Corp.	11,500	1,263,505
Bank OZK	33,959	1,475,519
BankUnited, Inc.	17,412	599,669
Columbia Banking System, Inc.	146,946	3,664,833
Cullen/Frost Bankers, Inc.	45,965	5,754,818
East West Bancorp, Inc.	6,110	548,434
Enterprise Financial Services Corp.	14,791	794,868
Equity Bancshares, Inc., Class A	8,243	324,774
First Financial Bankshares, Inc.	97,600	3,505,792
Five Star Bancorp	23,204	645,071
Fulton Financial Corp.	157,060	2,841,215
German American Bancorp, Inc.	38,900	1,458,750
Heritage Commerce Corp.	67,801	645,466
Home BancShares, Inc.	38,989	1,102,219
Lakeland Financial Corp.	11,008	654,316
Live Oak Bancshares, Inc.	184,538	4,919,783
National Bank Holdings Corp., Class A	24,733	946,532
Origin Bancorp, Inc.	32,767	1,136,032
Peapack-Gladstone Financial Corp.	15,907	451,759
Pinnacle Financial Partners, Inc.	12,517	1,327,303
	Number of Shares	Fair Value
Preferred Bank	13,476	$1,127,402
Prosperity Bancshares, Inc.	51,321	3,662,780
QCR Holdings, Inc.	6,003	428,134
Renasant Corp.	100,922	3,424,284
ServisFirst Bancshares, Inc.	46,200	3,816,120
SouthState Corp.	9,349	867,774
Stock Yards Bancorp, Inc.	26,400	1,823,184
Texas Capital Bancshares, Inc. (a)	13,496	1,008,151
WaFd, Inc.	25,842	738,564
Westamerica BanCorp	38,537	1,951,128
Wintrust Financial Corp.	14,972	1,683,751
WSFS Financial Corp.	109,312	5,670,014
		63,075,548
Restaurants - 2.0%
Brinker International, Inc. (a)	8,300	1,237,115
Cheesecake Factory, Inc.	58,874	2,864,809
First Watch Restaurant Group, Inc. (a)	70,200	1,168,830
Shake Shack, Inc., Class A (a)	12,100	1,066,857
Sweetgreen, Inc., Class A (a)	42,300	1,058,346
Texas Roadhouse, Inc.	24,354	4,058,107
Wingstop, Inc.	6,200	1,398,596
		12,852,660
Retail REITs - 0.2%
Kite Realty Group Trust	40,123	897,551
Phillips Edison & Co., Inc.	18,591	678,386
		1,575,937
Security & Alarm Services - 1.3%
Brink's Co.	98,676	8,501,924
Self Storage REITs - 0.1%
National Storage Affiliates Trust	16,869	664,639
Semiconductor Materials & Equipment - 0.5%
Axcelis Technologies, Inc. (a)	5,609	278,599
Ichor Holdings Ltd. (a)	27,481	621,345
MKS Instruments, Inc.	10,907	874,196
Onto Innovation, Inc. (a)	14,334	1,739,288
		3,513,428
Semiconductors - 0.6%
Credo Technology Group Holding Ltd. (a)	8,740	350,999
Diodes, Inc. (a)	7,578	327,142

See Notes to Schedules of Investments and Notes to Financial Statements.
10	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Rambus, Inc. (a)	15,359	$795,212
Semtech Corp. (a)	59,743	2,055,159
Silicon Laboratories, Inc. (a)	4,740	533,582
		4,062,094
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	25,302	473,147
Soft Drinks & Non-alcoholic Beverages - 1.4%
Celsius Holdings, Inc. (a)	96,200	3,426,644
Primo Brands Corp., Class A	166,025	5,892,227
		9,318,871
Specialized Consumer Services - 0.5%
OneSpaWorld Holdings Ltd.	189,606	3,183,485
Specialty Chemicals - 3.3%
Avient Corp.	121,905	4,529,990
Axalta Coating Systems Ltd. (a)	24,686	818,835
HB Fuller Co.	14,741	827,265
Ingevity Corp. (a)	154,383	6,112,023
Quaker Chemical Corp.	19,114	2,362,681
Sensient Technologies Corp.	31,700	2,359,431
Stepan Co.	79,382	4,369,185
		21,379,410
Steel - 0.5%
Carpenter Technology Corp.	5,544	1,004,462
Commercial Metals Co.	43,565	2,004,426
		3,008,888
Systems Software - 2.1%
Commvault Systems, Inc. (a)	10,100	1,593,376
JFrog Ltd. (a)	79,800	2,553,600
Onestream, Inc. (a)	135,600	2,893,704
Progress Software Corp.	11,861	610,960
Rubrik, Inc., Class A (a)	20,200	1,231,796
SentinelOne, Inc., Class A (a)	171,600	3,119,688
Tenable Holdings, Inc. (a)	53,800	1,881,924
		13,885,048
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	4,315	647,207
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 0.8%
Corsair Gaming, Inc. (a)	232,277	$2,057,974
Pure Storage, Inc., Class A (a)	77,300	3,422,071
		5,480,045
Timber REITs - 0.2%
PotlatchDeltic Corp.	23,540	1,062,125
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	27,079	6,101,982
FTAI Aviation Ltd.	13,286	1,475,145
MRC Global, Inc. (a)	684	7,852
Transcat, Inc. (a)	20,200	1,503,890
WESCO International, Inc.	5,696	884,589
		9,973,458
Transaction & Payment Processing Services - 0.8%
EVERTEC, Inc.	29,639	1,089,826
Flywire Corp. (a)	42,622	404,909
Shift4 Payments, Inc., Class A (a)	42,866	3,502,581
		4,997,316
Water Utilities - 0.1%
American States Water Co.	10,876	855,724
Total Common Stock (Cost $503,550,186)		623,402,204
Short-Term Investments - 3.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (c)(d) (Cost $25,064,916)	25,064,916	25,064,916
Total Investments (Cost $528,615,102)		648,467,120
Other Assets and Liabilities, net - 1.1%		7,437,601
NET ASSETS - 100.0%		$655,904,721

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	11

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
Other Information:
The Fund had the following long futures contracts open at March 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	June 2025	133	$13,433,327	$13,480,215	$46,888
During the period ended March 31, 2025, the average notional value related to long futures contracts was $14,964,989.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
*	Less than 0.05%.
†	Percentages are based on net assets as of March 31, 2025.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$623,402,204	$—	$—	$623,402,204
Short-Term Investments	25,064,916	—	—	25,064,916
Total Investments in Securities	$648,467,120	$—	$—	$648,467,120
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$46,888	$—	$—	$46,888
Total Other Financial Instruments	$46,888	$—	$—	$46,888

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	36,677,325	$36,677,325	$143,706,064	$155,318,473	$—	$—	25,064,916	$25,064,916	$967,189
See Notes to Schedules of Investments and Notes to Financial Statements.
12	State Street Institutional Small-Cap Equity Fund

State Street Institutional U.S. Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Investment Class
	3/31/25(a)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Inception date						11/25/97
Net asset value, beginning of period	$13.88	$10.16	$9.74	$17.26	$13.97	$12.30
Income/(loss) from investment operations:
Net investment income	0.06(b)	0.11(b)	0.10(b)	0.11(b)	0.13(b)	0.14(b)
Net realized and unrealized gains/(losses) on investments	(0.53)(b)	3.79(b)	1.85(b)	(1.80)(b)	3.86(b)	2.35(b)
Total income/(loss) from investment operations	(0.47)	3.90	1.95	(1.69)	3.99	2.49
Less distributions from:
Net investment income	(0.11)	(0.10)	(0.11)	(0.13)	(0.14)	(0.16)
Net realized gains	(1.76)	(0.08)	(1.42)	(5.70)	(0.56)	(0.66)
Total distributions	(1.87)	(0.18)	(1.53)	(5.83)	(0.70)	(0.82)
Net asset value, end of period	$11.54	$13.88	$10.16	$9.74	$17.26	$13.97
Total Return(c)	(4.06)%	38.88%	22.36%	(16.99)%	29.41%	20.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$284,111	$301,776	$218,221	$176,243	$572,329	$461,624
Ratios to average net assets:
Gross expenses	0.38%(d)	0.39%	0.40%	0.38%	0.37%	0.37%
Net investment income	0.87%(d)	0.90%	1.01%	0.78%	0.81%	1.12%
Portfolio turnover rate	23%	58%	39%	29%	35%	38%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	13

State Street Institutional U.S. Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Service Class
	3/31/25(a)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Inception date						1/3/01
Net asset value, beginning of period	$16.17	$11.80	$11.08	$18.86	$15.21	$13.32
Income/(loss) from investment operations:
Net investment income	0.05(b)	0.09(b)	0.09(b)	0.09(b)	0.10(b)	0.12(b)
Net realized and unrealized gains/(losses) on investments	(0.63)(b)	4.43(b)	2.13(b)	(2.08)(b)	4.21(b)	2.54(b)
Total income/(loss) from investment operations	(0.58)	4.52	2.22	(1.99)	4.31	2.66
Less distributions from:
Net investment income	(0.07)	(0.07)	(0.08)	(0.09)	(0.10)	(0.11)
Net realized gains	(1.76)	(0.08)	(1.42)	(5.70)	(0.56)	(0.66)
Total distributions	(1.83)	(0.15)	(1.50)	(5.79)	(0.66)	(0.77)
Net asset value, end of period	$13.76	$16.17	$11.80	$11.08	$18.86	$15.21
Total Return(c)	(4.19)%	38.60%	21.99%	(17.16)%	29.10%	20.52%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$111	$122	$88	$118	$268	$58
Ratios to average net assets:
Gross expenses	0.63%(d)	0.64%	0.65%	0.63%	0.62%	0.62%
Net investment income (loss)	0.62%(d)	0.65%	0.76%	0.62%	0.56%	0.87%
Portfolio turnover rate	23%	58%	39%	29%	35%	38%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
14	Financial Highlights

State Street Institutional Small-Cap Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Investment Class
	3/31/25(a)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Inception date						8/3/98
Net asset value, beginning of period	$18.97	$16.65	$15.49	$22.15	$15.55	$17.04
Income/(loss) from investment operations:
Net investment income	0.05(b)	0.10(b)	0.11(b)	0.05(b)	0.02(b)	0.05(b)
Net realized and unrealized gains/(losses) on investments	(1.39)(b)	3.56(b)	1.84(b)	(3.38)(b)	7.19(b)	(0.45)(b)
Total income/(loss) from investment operations	(1.34)	3.66	1.95	(3.33)	7.21	(0.40)
Less distributions from:
Net investment income	(0.16)	(0.13)	(0.04)	(0.03)	(0.04)	(0.07)
Net realized gains	(1.73)	(1.21)	(0.75)	(3.30)	(0.57)	(1.02)
Total distributions	(1.89)	(1.34)	(0.79)	(3.33)	(0.61)	(1.09)
Net asset value, end of period	$15.74	$18.97	$16.65	$15.49	$22.15	$15.55
Total Return(c)	(7.91)%	22.81%	12.79%	(18.14)%	46.98%	(3.03)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$654,156	$763,677	$1,018,088	$945,933	$1,308,410	$973,165
Ratios to average net assets:
Net expenses	0.75%(d)	0.75%	0.75%	0.79%	0.88%	0.89%
Gross expenses	0.90%(d)	0.89%	0.89%	0.88%	0.88%	0.89%
Net investment income	0.60%(d)	0.55%	0.67%	0.27%	0.10%	0.33%
Portfolio turnover rate	22%	38%	29%	30%	42%	31%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	15

State Street Institutional Small-Cap Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Service Class
	3/31/25(a)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Inception date						9/30/05
Net asset value, beginning of period	$18.90	$16.59	$15.45	$22.11	$15.53	$17.02
Income/(loss) from investment operations:
Net investment income (loss)	0.03(b)	0.05(b)	0.07(b)	0.01(b)	(0.03)(b)	0.01(b)
Net realized and unrealized gains/(losses) on investments	(1.38)(b)	3.56(b)	1.82(b)	(3.37)(b)	7.18(b)	(0.46)(b)
Total income/(loss) from investment operations	(1.35)	3.61	1.89	(3.36)	7.15	(0.45)
Less distributions from:
Net investment income	(0.11)	(0.09)	—	—	—	(0.02)
Net realized gains	(1.73)	(1.21)	(0.75)	(3.30)	(0.57)	(1.02)
Total distributions	(1.84)	(1.30)	(0.75)	(3.30)	(0.57)	(1.04)
Net asset value, end of period	$15.71	$18.90	$16.59	$15.45	$22.11	$15.53
Total Return(c)	(7.99)%	22.53%	12.41%	(18.28)%	46.60%	3.30%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,749	$1,941	$1,653	$1,571	$2,078	$1,750
Ratios to average net assets:
Net expenses	1.00%(d)	1.00%	1.00%	1.04%	1.13%	1.14%
Gross expenses	1.15%(d)	1.14%	1.14%	1.13%	1.13%	1.14%
Net investment income (loss)	0.35%(d)	0.30%	0.42%	0.03%	(0.14)%	0.08%
Portfolio turnover rate	22%	38%	29%	30%	42%	31%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
16	Financial Highlights

State Street Institutional Funds
Statements of Assets and Liabilities — March 31, 2025 (Unaudited)
	State Street Institutional U.S. Equity Fund	State Street Institutional Small-Cap Equity Fund
Assets
Investments in unaffiliated securities, at fair value (cost $185,925,651 and $503,550,186, respectively)	$272,699,177	$623,402,204
Investments in affiliated securities, at fair value (cost $11,122,235 and $25,064,916, respectively)	11,122,235	25,064,916
Net cash collateral on deposit with broker for future contracts	446,495	501,733
Receivable for investments sold	2,987,901	8,464,166
Income receivables	115,669	395,798
Receivable for fund shares sold	57,878	28,441
Income receivable from affiliated investments	39,087	107,374
Receivable for accumulated variation margin on futures contracts	—	47,195
Total assets	287,468,442	658,011,827
Liabilities
Payable for investments purchased	3,113,792	840,369
Payable for fund shares redeemed	592	835,296
Payable for accumulated variation margin on futures contracts	38,331	—
Payable to the Adviser	92,475	429,283
Accrued other expenses	1,417	1,778
Distribution and service fees	24	380
Total liabilities	3,246,631	2,107,106

Net Assets	$284,221,811	$655,904,721
Net Assets Consist of:
Capital paid in	$187,983,156	$505,425,614
Total distributable earnings	96,238,655	150,479,107
Net Assets	$284,221,811	$655,904,721

Investment Class:
Net Assets	$284,110,643	$654,155,761
Shares outstanding ($0.001 par value, unlimited shares authorized)	24,623,184	41,557,045
Net asset value, offering and redemption price per share	$11.54	$15.74

Service Class:
Net Assets	$111,168	$1,748,960
Shares outstanding ($0.001 par value, unlimited shares authorized)	8,077	111,343
Net asset value, offering and redemption price per share	$13.76	$15.71
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	17

State Street Institutional Funds
Statements of Operations — For the period ended March 31, 2025 (Unaudited)
	State Street Institutional U.S. Equity Fund	State Street Institutional Small-Cap Equity Fund
Investment Income
Income
Dividend	$1,627,595	$4,151,930
Interest	7,945	21,618
Income from affiliated investments	254,446	967,189
Less: Foreign taxes withheld	(767)	(32,141)
Total income	1,889,219	5,108,596
Expenses
Advisory and administration fees	564,130	3,409,005
Distribution and service fees
Service Class	151	2,428
Trustees' fees	11,220	13,003
Other expenses	160	4
Total expenses before waivers	575,661	3,424,440
Less: Expenses waived or borne by the adviser	—	(579,047)
Net expenses	575,661	2,845,393
Net investment income (loss)	$1,313,558	$2,263,203
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$13,034,680	$50,940,418
Futures	270,641	(250,076)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(26,150,065)	(107,728,939)
Futures	(370,351)	(202,223)
Net realized and unrealized gain (loss) on investments	(13,215,095)	(57,240,820)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,901,537)	$(54,977,617)
The accompanying Notes are an integral part of these financial statements.
18	Statements of Operations

State Street Institutional Funds
Statements of Changes in Net Assets
	State Street Institutional U.S. Equity Fund		State Street Institutional Small-Cap Equity Fund
	Six Months Ended March 31, 2025	Year Ended September 30, 2024	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,313,558	$2,331,022	$2,263,203	$5,536,373
Net realized gain (loss) on investments and futures	13,305,321	35,645,149	50,690,342	139,634,795
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(26,520,416)	47,518,662	(107,931,162)	64,862,380
Net increase (decrease) from operations	(11,901,537)	85,494,833	(54,977,617)	210,033,548
Distributions to shareholders:
Total distributions
Investment Class	(39,560,042)	(4,026,797)	(74,873,712)	(79,973,426)
Service Class	(13,704)	(1,120)	(187,327)	(132,642)
Total distributions	(39,573,746)	(4,027,917)	(75,061,039)	(80,106,068)
Increase (decrease) in assets from operations and distributions	(51,475,283)	81,466,916	(130,038,656)	129,927,480
Share transactions:
Proceeds from sale of shares
Investment Class	27,414,688	51,663,461	38,459,651	40,236,184
Service Class	—	—	76,369	196,074
Value of distributions reinvested
Investment Class	34,487,113	3,501,854	74,873,712	79,973,426
Service Class	13,704	1,120	187,327	132,642
Cost of shares redeemed
Investment Class	(28,109,791)	(53,044,573)	(93,155,711)	(504,310,710)
Service Class	(6,086)	(171)	(116,157)	(277,733)
Net increase (decrease) from share transactions	33,799,628	2,121,691	20,325,191	(384,050,117)
Total increase (decrease) in net assets	(17,675,655)	83,588,607	(109,713,465)	(254,122,637)
Net Assets
Beginning of period	301,897,466	218,308,859	765,618,186	1,019,740,823
End of period	$284,221,811	$301,897,466	$655,904,721	$765,618,186
Changes in Fund Shares
Investment Class
Shares sold	2,164,874	4,084,690	2,167,978	2,333,924
Issued for distributions reinvested	2,836,111	311,830	4,360,729	4,665,894
Shares redeemed	(2,119,235)	(4,143,716)	(5,228,529)	(27,907,451)
Net increase (decrease) in fund shares	2,881,750	252,804	1,300,178	(20,907,633)
Service Class
Shares sold	—	—	4,320	11,290
Issued for distributions reinvested	944	86	10,929	7,748
Shares redeemed	(402)	(14)	(6,598)	(15,956)
Net increase (decrease) in fund shares	542	72	8,651	3,082
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	19

State Street Institutional Funds
Notes to Financial Statements — March 31, 2025 (Unaudited)
1.Organization of the Funds
State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. The Trust is comprised of the following two series (each, a “Fund” and collectively, the “Funds”):  State Street Institutional U.S. Equity Fund and State Street Institutional Small-Cap Equity Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued
20	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2025 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The
Notes to Financial Statements	21

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such redesignations for which actual information has not yet been reported.
Expenses Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared and paid annually for all Funds.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Derivative Financial Instruments
Futures Contracts Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in the Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures
22	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
contracts do not correlate with the movement of the assets underlying such contracts. For the period ended March 31, 2025, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2025 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$47,195	$—	$47,195

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$38,331	$—	$38,331

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$270,641	$—	$270,641
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	(250,076)	$—	$(250,076)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(370,351)	$—	$(370,351)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$(202,223)	$—	$(202,223)
Notes to Financial Statements	23

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street Institutional U.S. Equity Fund	First $25 million	0.55%
	Next $25 million	0.45%
	Over $50 million	0.35%
State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
SSGA FM is contractually obligated until January 31, 2026 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional Small-Cap Equity Fund, and/or (ii) to reimburse the State Street Institutional Small-Cap Equity Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2026 except with approval of the Board.
For the period ended March 31, 2025, fees waived and expenses reimbursed by the Adviser, pursuant to this agreement, were $579,047.
Distribution and Shareholder Servicing Fees The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2025 are disclosed in the Schedules of Investments.
6.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the State Street Institutional Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, LP.; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, LLC; (iv) SouthernSun Asset Management, LLC; and (v) Westfield Capital Management Company, L.P. SSGA FM is responsible for allocating the State Street Institutional Small-Cap Equity Fund’s assets among the sub-advisers in
24	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
its discretion (“Allocated Assets”), and for managing the State Street Institutional Small-Cap Equity Fund’s cash position, while each subadviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
7.Trustees' Fees
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2025 were as follows:
	Other Securities
Fund	Purchases	Sales
State Street Institutional U.S. Equity Fund	$66,710,833	$69,348,279
State Street Institutional Small-Cap Equity Fund	155,891,381	203,462,857
Redemption In-Kind In accordance with guidelines described in the Funds' prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain or loss on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds or is less than, respectively, the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses are disclosed in the Statements of Operations.
During the year ended September 30, 2024, the State Street Institutional Small-Cap Equity Fund had a redemption in-kind that resulted in a redemption of $333,137,764 that was paid in securities and $23,872,830 that was paid in cash.
9.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2024, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Notes to Financial Statements	25

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
As of March 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$199,849,998	$90,843,432	$6,910,402	$83,933,030
State Street Institutional Small-Cap Equity Fund	541,857,259	163,700,248	57,043,499	106,656,749
10.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of March 31, 2025.
11.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
26	Notes to Financial Statements

State Street Institutional Investment Trust
Proxy Disclosure for Open-End Management Investment Companies March 31, 2025 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the table below.
All Funds
Proposal 1 : To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	47,165,134.584	12,076.554
Donna M. Rapaccioli	47,176,843.421	367.717
Margaret K. McLaughlin	47,165,134.584	12,076.554
George M. Pereira	47,176,843.421	367.717
Mark E. Swanson	47,165,134.584	12,076.554
Jeanne LaPorta	47,176,843.421	367.717
27

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosure for open-end management investment companies is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b)  A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: June 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: June 2, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: June 2, 2025